August 11, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

Re:       VAM Institutional Funds, Inc.
          (Segall Bryant & Hamill Growth and Income Fund)
          SEC File Nos. 2-9590 and 811-4546
          CIK No. 0000763746

Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C promulgated by the Securities and Exchange Commission under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Company does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 29 to the Registration Statement, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 5, 1997.


Very truly yours,

VAM INSTITUTIONAL FUNDS, INC.


Thomas J. Abood
Secretary